Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2020
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	March 31,
	2019	2020	2020
	RMB	RMB	US$

Buildings	600,733	604,112	85,318
Leasehold improvements	14,864	14,864	2,099
Machineries	196,123	208,377	29,429
Motor vehicles	19,246	19,088	2,695
Furniture, fixtures and equipment	53,631	55,722	7,869
Construction-in-progress	3,887	1,356	192
	888,484	903,519	127,602
Less: Accumulated depreciation	(343,144)	(380,840)	(53,785)
Total property, plant and equipment, net	545,340	522,679	73,817

Schedule of depreciation expense of property, plant and equipment

	Year ended March 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Cost of revenues	30,055	30,848	28,980	4,093
Research and development	1,138	1,358	1,866	264
Sales and marketing	3,217	3,371	2,742	387
General and administrative	11,559	12,167	11,240	1,587
Total depreciation expense	45,969	47,744	44,828	6,331